Funded Status of the Defined Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Change in plan assets:
Fair value of plan assets at beginning of period		$ 564,651	$ 564,651
Fair value of plan assets at end of period			566,768	564,651
Amounts recognized in the consolidated balance sheets consist of the following:
Accrued benefit obligation - noncurrent			(239,549)	(207,811)
Amounts recognized in accumulated other comprehensive loss consist of the following:
Net liability recognized in accumulated other comprehensive loss	3,000	3,000
Amounts expected to be amortized from accumulated other comprehensive loss in the next fiscal year:
Net loss			13,029	112
Prior service cost			198
Net expected to be amortized			13,227	112
Pension Benefits
Change in benefit obligation:
Benefit obligation at beginning of period	795,989	762,771	762,771	676,048	589,995
Service cost	8,030	6,426	25,819	22,405	18,989
Interest cost	8,368	9,447	38,404	36,013	33,825
Actuarial loss			82,840	52,900	55,701
Actuarial loss (gain)			620
Settlements			(68,627)	(225)	(225)
Benefit disbursements			(45,838)	(24,370)	(22,237)
Benefit obligation at end of period			795,989	762,771	676,048
Change in plan assets:
Fair value of plan assets at beginning of period	566,768	564,651	564,651	502,947	440,483
Return on plan assets			70,403	50,094	52,435
Employer contribution			46,179	36,205	32,491
Settlements			(68,627)	(225)	(225)
Benefit disbursements			(45,838)	(24,370)	(22,237)
Fair value of plan assets at end of period			566,768	564,651	502,947
Net amount recognized			(229,221)	(198,120)	(173,101)
Amounts recognized in the consolidated balance sheets consist of the following:
Accrued benefit obligation - current			(401)	(332)	(225)
Accrued benefit obligation - noncurrent			(228,820)	(197,788)	(172,876)
Net amount recognized in the consolidated balance sheets			(229,221)	(198,120)	(173,101)
Amounts recognized in accumulated other comprehensive loss consist of the following:
Prior service cost			(1,030)	(513)	(615)
Net loss			(203,647)	(181,999)	(152,439)
Net liability recognized in accumulated other comprehensive loss			(204,677)	(182,512)	(153,054)
Accumulated benefit obligation			733,626	721,874	642,250
Unfunded accrued pension/benefit cost			(24,544)	(15,608)	(20,047)
Other Postretirement Plans
Change in benefit obligation:
Benefit obligation at beginning of period	11,357	10,653	10,653	11,065	10,795
Service cost	38	35	140	138	120
Interest cost	108	128	512	546	595
Employee contributions			297	411	416
Actuarial loss (gain)			661	(449)	643
Benefit disbursements			(906)	(1,058)	(1,504)
Benefit obligation at end of period			11,357	10,653	11,065
Change in plan assets:
Employer contribution			609	647	1,088
Employee contributions			297	411	416
Benefit disbursements			(906)	(1,058)	(1,504)
Net amount recognized			(11,357)	(10,653)	(11,065)
Amounts recognized in the consolidated balance sheets consist of the following:
Accrued benefit obligation - current			(628)	(630)	(700)
Accrued benefit obligation - noncurrent			(10,729)	(10,023)	(10,365)
Net amount recognized in the consolidated balance sheets			(11,357)	(10,653)	(11,065)
Amounts recognized in accumulated other comprehensive loss consist of the following:
Net loss			(1,063)	(436)	(929)
Net liability recognized in accumulated other comprehensive loss			(1,063)	(436)	(929)
Unfunded accrued pension/benefit cost			$ (10,294)	$ (10,217)	$ (10,136)